Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2013
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2013	2012	2011
Expenses:
Interest on long-term bank debt	$(4,825)	$(7,148)	$(7,214)
Interest on Series A Notes, net	(9,715)	(10,787)	(5,753)
Interest on short-term bank credit and loans	(2,444)	(2,528)	(3,802)
Loss on marketable securities	—	—	(2,464)
Gain (loss) from exchange rate differences, net	(12,307)	126	7,565
Other	(11,145)	(9,923)	(10,839)
	(40,436)	(30,260)	(22,507)
Income:
Interest on cash, cash equivalents and bank deposits	1,035	1,821	2,579
Other	2,091	2,353	6,359
	3,126	4,174	8,938
	$(37,310)	$(26,086)	$(13,569)